Selected Funds
Selected American Shares
Selected International Fund
March 31, 2024
Selecting Quality Companies for the Long Term

SELECTED FUNDS
SELECTED AMERICAN SHARES
Schedule of Investments
March 31, 2024 (Unaudited)

	Shares	Value
COMMON STOCK – (99.19%)
COMMUNICATION SERVICES – (13.14%)
Media & Entertainment – (13.14%)
Alphabet Inc., Class A *	398,810	$60,192,394
ASAC II L.P. *(a)(b)(c)	1,174,606	1,236,272
IAC Inc. *	284,670	15,184,298
Liberty TripAdvisor Holdings, Inc., Series A *	38,453	65,370
Meta Platforms, Inc., Class A	344,028	167,053,116
Total Communication Services		243,731,450
CONSUMER DISCRETIONARY – (10.83%)
Consumer Discretionary Distribution & Retail – (7.87%)
Amazon.com, Inc. *	559,310	100,888,338
Coupang, Inc., Class A (South Korea) *	700,709	12,465,613
JD.com, Inc., Class A, ADR (China)	337,571	9,246,070
Naspers Ltd. - N (South Africa)	19,282	3,418,177
Prosus N.V., Class N (Netherlands)	638,752	20,036,092
		146,054,290
Consumer Services – (2.96%)
MGM Resorts International *	1,161,540	54,836,304
Total Consumer Discretionary		200,890,594
CONSUMER STAPLES – (0.63%)
Food, Beverage & Tobacco – (0.63%)
Darling Ingredients Inc. *	252,440	11,740,984
Total Consumer Staples		11,740,984
FINANCIALS – (42.15%)
Banks – (18.34%)
Danske Bank A/S (Denmark)	1,695,580	50,667,403
DBS Group Holdings Ltd. (Singapore)	1,711,684	45,674,486
JPMorgan Chase & Co.	349,206	69,945,962
U.S. Bancorp	1,146,280	51,238,716
Wells Fargo & Co.	2,116,780	122,688,569
		340,215,136
Financial Services – (18.98%)
Capital Markets – (3.16%)
Bank of New York Mellon Corp.	1,016,575	58,575,052
Consumer Finance – (7.51%)
American Express Co.	58,318	13,278,425
Capital One Financial Corp.	846,295	126,004,863
		139,283,288
Financial Services – (8.31%)
Berkshire Hathaway Inc., Class A *	243	154,168,920
		352,027,260
Insurance – (4.83%)
Life & Health Insurance – (1.66%)
AIA Group Ltd. (Hong Kong)	2,422,380	16,263,919
Ping An Insurance (Group) Co. of China, Ltd. - H (China)	3,464,600	14,629,678
		30,893,597
Property & Casualty Insurance – (3.17%)
Chubb Ltd.	119,541	30,976,659
Markel Group Inc. *	18,278	27,809,612
		58,786,271
		89,679,868
Total Financials		781,922,264
HEALTH CARE – (11.62%)
Health Care Equipment & Services – (7.76%)
Cigna Group	145,220	52,742,452
	Shares	Value
COMMON STOCK – (CONTINUED)
HEALTH CARE – (CONTINUED)
Health Care Equipment & Services – (Continued)
Humana Inc.	193,150	$66,968,968
Quest Diagnostics Inc.	182,690	24,317,866
		144,029,286
Pharmaceuticals, Biotechnology & Life Sciences – (3.86%)
Viatris Inc.	5,990,040	71,521,077
Total Health Care		215,550,363
INDUSTRIALS – (4.04%)
Capital Goods – (3.04%)
AGCO Corp.	125,960	15,495,599
Orascom Construction PLC (United Arab Emirates)	346,251	1,869,756
Owens Corning	233,390	38,929,452
		56,294,807
Transportation – (1.00%)
DiDi Global Inc., Class A, ADS (China) *	4,864,750	18,631,992
Total Industrials		74,926,799
INFORMATION TECHNOLOGY – (14.43%)
Semiconductors & Semiconductor Equipment – (11.18%)
Applied Materials, Inc.	599,550	123,645,196
Intel Corp.	688,240	30,399,561
Texas Instruments Inc.	305,803	53,273,941
		207,318,698
Software & Services – (1.33%)
Microsoft Corp.	58,810	24,742,543
Technology Hardware & Equipment – (1.92%)
Samsung Electronics Co., Ltd. (South Korea)	594,620	35,688,242
Total Information Technology		267,749,483
MATERIALS – (2.35%)
Teck Resources Ltd., Class B (Canada)	952,970	43,626,967
Total Materials		43,626,967
TOTAL COMMON STOCK – (Identified cost $920,680,455)		1,840,138,904

	Principal	Value
SHORT-TERM INVESTMENTS – (0.84%)
Nomura Securities International, Inc. Joint Repurchase Agreement, 5.30%, 04/01/24 (d)	$7,571,000	$7,571,000
StoneX Financial Inc. Joint Repurchase Agreement, 5.30%, 04/01/24 (e)	8,054,000	8,054,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $15,625,000)		15,625,000
Total Investments – (100.03%) – (Identified cost $936,305,455)		1,855,763,904
Liabilities Less Other Assets – (0.03%)		(518,089)
Net Assets – (100.00%)		$1,855,245,815

ADR:	American Depositary Receipt
ADS:	American Depositary Share

*	Non-income producing security.
(a)
Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are fair valued under methods approved by the Pricing Committee. The aggregate value of restricted securities amounted to $1,236,272 or 0.07% of the Fund's net assets as of March 31, 2024.

SELECTED FUNDS
SELECTED AMERICAN SHARES
Schedule of Investments - (Continued)
March 31, 2024 (Unaudited)
(b)	The value of this security was determined using significant unobservable inputs.
(c)	Limited partnership units.
(d)	Dated 03/28/24, repurchase value of $7,575,458 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.00%- 7.00%, 11/20/25-10/01/53, total market value $7,722,420).
(e)
Dated 03/28/24, repurchase value of $8,058,743 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-8.50%, 04/25/24-07/20/60, total market value
$8,215,080).

Please refer to “Notes to Schedule of Investments” on page 4 for the Fund's policy regarding valuation of investments.
For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

SELECTED FUNDS
SELECTED INTERNATIONAL FUND
Schedule of Investments
March 31, 2024 (Unaudited)

	Shares	Value
COMMON STOCK – (98.65%)
COMMUNICATION SERVICES – (0.95%)
Media & Entertainment – (0.95%)
Baidu, Inc., Class A, ADR (China) *	4,167	$438,702
Total Communication Services		438,702
CONSUMER DISCRETIONARY – (27.36%)
Consumer Discretionary Distribution & Retail – (14.93%)
Alibaba Group Holding Ltd., ADR (China)	12,510	905,224
Coupang, Inc., Class A (South Korea) *	23,640	420,556
JD.com, Inc., Class A, ADR (China)	50,645	1,387,166
Naspers Ltd. - N (South Africa)	12,884	2,283,985
Prosus N.V., Class N (Netherlands)	61,435	1,927,066
		6,923,997
Consumer Durables & Apparel – (3.93%)
Fila Holdings Corp. (South Korea)	64,009	1,823,394
Consumer Services – (8.50%)
Delivery Hero SE (Germany) *	33,530	959,149
Meituan, Class B (China) *	241,087	2,981,669
		3,940,818
Total Consumer Discretionary		12,688,209
ENERGY – (1.02%)
Tourmaline Oil Corp. (Canada)	10,120	473,146
Total Energy		473,146
FINANCIALS – (41.92%)
Banks – (27.51%)
Danske Bank A/S (Denmark)	238,582	7,129,319
DBS Group Holdings Ltd. (Singapore)	152,620	4,072,504
DNB Bank ASA (Norway)	66,434	1,316,258
Metro Bank Holdings PLC (United Kingdom) *	584,816	238,045
		12,756,126
Financial Services – (6.04%)
Capital Markets – (6.04%)
Julius Baer Group Ltd. (Switzerland)	42,800	2,471,613
Noah Holdings Ltd., Class A, ADS (China)	29,024	331,744
		2,803,357
Insurance – (8.37%)
Life & Health Insurance – (8.37%)
AIA Group Ltd. (Hong Kong)	318,740	2,140,028
Ping An Insurance (Group) Co. of China, Ltd. - H (China)	412,140	1,740,310
		3,880,338
Total Financials		19,439,821
INDUSTRIALS – (5.99%)
Capital Goods – (1.81%)
ITOCHU Corp. (Japan)	19,700	841,200
Transportation – (4.18%)
DiDi Global Inc., Class A, ADS (China) *	505,800	1,937,214
Total Industrials		2,778,414
	Shares	Value
COMMON STOCK – (CONTINUED)
INFORMATION TECHNOLOGY – (13.84%)
Semiconductors & Semiconductor Equipment – (4.72%)
Tokyo Electron Ltd. (Japan)	8,430	$2,186,298
Technology Hardware & Equipment – (9.12%)
Hollysys Automation Technologies Ltd. (China) *	33,830	865,371
Samsung Electronics Co., Ltd. (South Korea)	56,050	3,364,041
		4,229,412
Total Information Technology		6,415,710
MATERIALS – (4.29%)
Teck Resources Ltd., Class B (Canada)	43,470	1,990,057
Total Materials		1,990,057
REAL ESTATE – (3.28%)
Real Estate Management & Development – (3.28%)
KE Holdings Inc., Class A, ADR (China)	110,610	1,518,675
Total Real Estate		1,518,675
TOTAL COMMON STOCK – (Identified cost $42,476,730)		45,742,734

	Principal	Value
SHORT-TERM INVESTMENTS – (0.90%)
Nomura Securities International, Inc. Joint Repurchase Agreement, 5.30%, 04/01/24 (a)	$204,000	$204,000
StoneX Financial Inc. Joint Repurchase Agreement, 5.30%, 04/01/24 (b)	216,000	216,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $420,000)		420,000
Total Investments – (99.55%) – (Identified cost $42,896,730)		46,162,734
Other Assets Less Liabilities – (0.45%)		206,615
Net Assets – (100.00%)		$46,369,349

ADR:	American Depositary Receipt
ADS:	American Depositary Share

*	Non-income producing security.
(a)	Dated 03/28/24, repurchase value of $204,120 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.50%- 5.50%, 11/01/27-04/20/53, total market value $208,080).
(b)
Dated 03/28/24, repurchase value of $216,127 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-8.50%, 04/25/24-07/20/60, total market value $220,320).

Please refer to “Notes to Schedule of Investments” on page 4 for the Fund's policy regarding valuation of investments.
For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

SELECTED FUNDS
Notes to Schedule of Investments
March 31, 2024 (Unaudited)
Security Valuation - The Funds' Board of Directors has designated Davis Selected Advisers, L.P. (“Adviser”), the Funds' investment adviser, as the valuation designee for the Funds. The Adviser has established a Pricing Committee to carry out the day-to-day valuation activities for the Funds. The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds' assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what the Adviser identifies as a significant event occurring before the Funds' assets are valued, but after the close of their respective exchanges, will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Pricing Committee. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser’s portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Pricing Committee may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer’s industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security’s fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.
Short-term investments purchased within 60 days to maturity are valued at amortized cost, which approximates market value.
On a quarterly basis, the Board of Directors receives reports of valuation actions taken by the Pricing Committee. On at least an annual basis, the Board of Directors receives an assessment of the adequacy and effectiveness of the Adviser’s process for determining the fair value of the Funds' investments.
Fair Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Funds' investments. These inputs are summarized in the three broad levels listed below.
Level 1 −
quoted prices in active markets for identical securities
Level 2 −
other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 −
significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Funds can obtain the fair value assigned to a security if they were to sell the security.

SELECTED FUNDS
Notes to Schedule of Investments - (Continued)
March 31, 2024 (Unaudited)
Security Valuation - (Continued)
Fair Value Measurements - (Continued)
The following is a summary of the inputs used as of March 31, 2024 in valuing each Fund's investments carried at value:

	Investments in Securities at Value
	Selected American Shares	Selected International Fund
Valuation Inputs
Level 1 – Quoted Prices:
Common Stock:
Communication Services	$242,495,178	$438,702
Consumer Discretionary	200,890,594	12,688,209
Consumer Staples	11,740,984	–
Energy	–	473,146
Financials	781,922,264	19,439,821
Health Care	215,550,363	–
Industrials	74,926,799	2,778,414
Information Technology	267,749,483	6,415,710
Materials	43,626,967	1,990,057
Real Estate	–	1,518,675
Total Level 1	1,838,902,632	45,742,734
Level 2 – Other Significant Observable Inputs:
Short-Term Investments	15,625,000	420,000
Total Level 2	15,625,000	420,000
Level 3 – Significant Unobservable Inputs:
Common Stock:
Communication Services	1,236,272	–
Total Level 3	1,236,272	–
Total Investments	$1,855,763,904	$46,162,734
The following table reconciles the valuation of assets in which significant unobservable inputs (Level 3) were used in determining fair value during the three months ended March 31, 2024. The net change in unrealized appreciation (depreciation) during the period on Level 3 securities still held at March 31, 2024 was $0 for Selected American Shares. The cost of purchases or proceeds from sales may include securities received or delivered through corporate actions or exchanges.

	Beginning Balance at January 1, 2024	Cost of Purchases	Proceeds from Sales	Net Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at March 31, 2024
Selected American Shares
Investments in Securities:
Common Stock	$1,236,272	$–	$–	$–	$–	$–	$–	$1,236,272
Total Level 3	$1,236,272	$–	$–	$–	$–	$–	$–	$1,236,272

SELECTED FUNDS
Notes to Schedule of Investments - (Continued)
March 31, 2024 (Unaudited)
Security Valuation - (Continued)
Fair Value Measurements - (Continued)
The following table is a summary of those assets in which significant unobservable inputs (Level 3) were used by the Adviser in determining fair value. Note that these amounts exclude any valuations provided by a pricing service or broker.

	Fair Value at March 31, 2024	Valuation Technique	Unobservable Input	Amount	Impact to Valuation from an Increase in Input
Selected American Shares
Investments in Securities:
Common Stock	$1,236,272	Discounted Cash Flow	Annualized Yield	6.507%	Decrease
Total Level 3	$1,236,272
The significant unobservable input listed in the above table is used in the fair value measurement of common stock, and if changed, would affect the fair value of the Fund's investments. The “Impact to Valuation from an Increase in Input” represents the change in fair value measurement resulting from an increase in the corresponding input. A decrease in the input would have the opposite effect.
Federal Income Taxes
At March 31, 2024, the aggregate cost of investments and unrealized appreciation (depreciation) for federal income tax purposes were as follows:

	Selected American Shares	Selected International Fund
Cost	$940,359,850	$44,509,513

Unrealized appreciation	1,002,608,942	8,913,345
Unrealized depreciation	(87,204,888)	(7,260,124)
Net unrealized appreciation	$915,404,054	$1,653,221